FAIR VALUE OF FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Summary of Fair Value Hierarchy of Financial Assets and Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Liabilities:
Long-term debt, including current portion	$ 17,364	$ 15,235
Carrying Value
Liabilities:
Long-term debt, including current portion	17,479	15,410
Total liabilities	17,486	15,412
Carrying Value | Cash flow hedges, including current portion
Liabilities:
Derivative instruments	7	2
Fair Value
Liabilities:
Long-term debt, including current portion	17,364	15,235
Total liabilities	17,371	15,237
Fair Value | Cash flow hedges, including current portion
Liabilities:
Derivative instruments	7	2
Fair Value | Level 1
Liabilities:
Long-term debt, including current portion	0	0
Total liabilities	0	0
Fair Value | Level 1 | Cash flow hedges, including current portion
Liabilities:
Derivative instruments	0	0
Fair Value | Level 2
Liabilities:
Long-term debt, including current portion	17,364	15,235
Total liabilities	17,371	15,237
Fair Value | Level 2 | Cash flow hedges, including current portion
Liabilities:
Derivative instruments	7	2
Fair Value | Level 3
Liabilities:
Long-term debt, including current portion	0	0
Total liabilities	0	0
Fair Value | Level 3 | Cash flow hedges, including current portion
Liabilities:
Derivative instruments	$ 0	$ 0